Unaudited Interim Condensed Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Cash flows from operating activities
Net loss	$ (866,721)	$ (97,011)
Adjustments to reconcile net loss to cash flows from operating activities:
Depreciation	66,768	77,991
Amortization	26,106	33,852
Tax recovery	(7,398)	(12,105)
Interest expense	155,224	164,492
Interest income	(13,342)	(19,070)
Loss (gain) on foreign exchange	34,027	(84,808)
Loss on changes in fair value of financial instruments	577,256	109,780
Share-based compensation	11,749	8,610
Loss (gain) on disposal of assets	22	(3,840)
Gain on disposal of subsidiaries		(230)
Gain on repurchase of debt		(6,896)
Impairment	84,469
Deferred revenue amortization	(34,431)	(46,124)
Pension expense	3,377	4,089
Other	3,880	7,424
Income taxes paid, net of income tax received	(20,469)	8,264
Interest paid, net of interest received	(115,401)	(122,749)
Government grant received	5,905
Operating assets and liabilities	(15,741)	75,241
Customer prepayments on future satellite services	509,624
Net cash from operating activities	404,904	96,910
Cash flows used in investing activities
Cash payments related to satellite programs	(428,665)	(444,391)
Cash payments related to property and other equipment	(152,432)	(100,278)
Net proceeds from disposal of assets		4,519
Net proceeds from disposal of subsidiaries		235
Government grant received	3,022
Investment acquisition	(2,584)
Net cash used in investing activities	(580,659)	(539,915)
Cash flows generated from financing activities
Proceeds from indebtedness	497,325	404,996
Repurchase of indebtedness		(4,501)
Payment of debt issue costs	(15,171)
Payments of principal on lease liabilities	(2,141)	(2,175)
Satellite performance incentive payments	(2,500)	(1,400)
Proceeds from exercise of stock options	1,334
Tax withholdings on settlement of restricted and performance share units and exercise of stock options	(14,795)	(8,445)
Net cash generated from financing activities	464,052	388,475
Effect of changes in exchange rates on cash and cash equivalents	15,730	(14,929)
Changes in cash and cash equivalents	304,027	(69,459)
Cash and cash equivalents, beginning of period	509,798	552,064
Cash and cash equivalents, end of period	$ 813,825	$ 482,605